Commitments, Guarantees, And Contingencies (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments And Contingencies Disclosure [Abstract]
Outstanding committed capital to certain entities	$ 3.2
Rent expense	$ 104.5	$ 108.7	$ 93.6